Average Annual Total Returns - Service Shares Prospectus		24 Months Ended	72 Months Ended	80 Months Ended	107 Months Ended	132 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%	14.28%			12.87%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%			12.55%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%	2.10%			4.04%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.00%	8.77%			8.85%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.26%	5.64%			5.80%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	(0.33%)	1.35%		1.35%
S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.78%	8.33%			8.19%
MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.02%	10.58%			9.79%
S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.86%	3.47%			4.28%
Bloomberg U.S. Aggregate Bond Index, Guidepath® Conservative Allocation Fund (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	(0.33%)			1.35%
S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.75%	8.95%			8.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	14.63%		13.10%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.45%	2.54%		2.00%	1.79%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		(1.69%)	(1.96%)			0.15%
Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.47%	(0.37%)			2.33%
SG Trend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SG Trend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.64%	7.77%		3.22%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.76%	14.10%		15.37%
Bloomberg U.S. Treasury 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.03%	1.36%	1.84%
MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.66%	7.32%	8.73%
GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.38%	13.83%			11.68%
GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.22%	12.89%			10.87%
GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.10%	10.94%			9.48%
GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.96%	1.77%			4.04%
GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.44%	0.53%			2.93%
GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.48%	1.50%			3.16%
GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.44%	10.23%			8.56%
GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.24%	8.98%			6.92%
GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.36%	8.05%			6.53%
GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.32%	4.43%			4.42%
GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.80%	4.01%			4.09%
GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.85%	3.59%			3.64%
GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.42%	(0.52%)			0.88%
GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.06%	(1.65%)			(0.12%)
GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.84%	(0.82%)			0.28%
GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.51%	10.08%			8.44%
GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.27%	9.30%			7.47%
GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.16%	7.89%			6.58%
GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.17%	4.45%			4.03%
GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.02%	3.50%			2.90%
GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.00%	3.15%			2.83%
GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.40%	8.45%			7.14%
GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.07%	6.70%			5.86%
GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.70%	6.03%			5.29%
GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.26%	0.79%			2.15%
GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.24%	(0.53%)			0.99%
GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.52%	0.04%			1.16%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.51%	3.02%			3.75%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.99%	1.88%			2.61%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.73%	1.97%			2.52%
GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.16%	2.22%			2.36%
GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.02%	0.80%			1.06%
GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.46%	1.12%			1.27%
GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.28%)	6.97%		2.01%
Performance Inception Date	Jan. 19, 2016
GuidePath(R) Managed Futures Strategy Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.28%)	4.50%		0.50%
GuidePath(R) Managed Futures Strategy Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.94%)	4.72%		1.10%
GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.72%	1.50%	1.61%
Performance Inception Date	Apr. 30, 2018
GuidePath(R) Conservative Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.81%	0.58%	0.73%
GuidePath(R) Conservative Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.77%	0.75%	0.85%
GuidePath(R) Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.52%	(1.05%)	0.21%
Performance Inception Date	Apr. 30, 2018
GuidePath(R) Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.69%	(2.14%)	(0.86%)
GuidePath(R) Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.66%	(1.24%)	(0.27%)
GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.86%	8.74%	7.89%
Performance Inception Date	Apr. 30, 2018
GuidePath(R) Growth and Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.45%	7.51%	6.80%
GuidePath(R) Growth and Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.81%	6.56%	5.95%